PRUDENTIAL INVESTMENT PORTFOLIOS 9

PGIM Real Estate Income Fund

PGIM Select Real Estate Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM Global Real Estate Fund

PGIM U.S. Real Estate Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 5, 2023, to each Fund's Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information (SAI)

You should read this Supplement in conjunction with each Fund's Summary Prospectus, Prospectus and SAI, as applicable, and retain it for future reference.

Effective immediately, Mr. Samit Parikh is no longer a portfolio manager of the Funds.

To reflect this change, all references to Mr. Parikh are removed from each Fund’s Summary Prospectus, Prospectus and SAI effective immediately.

LR1434